Interest Rate Benchmark Reform - Schedule of Non-derivative Financial Assets and Financial Liabilities (Parenthetical) (Detail) $ in Millions	Oct. 31, 2021 CAD ($)
Bank Deposit Note [Member] | Reset After December Thirty One Two Thousand And Thirty Six [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	$ 750